Financial instruments - Disclosure of detailed information about financial instruments (Details) - GBP (£) £ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	£ 12,022	£ 9,903
Loans and receivables
Disclosure of financial assets [line items]
Financial assets	23,702	28,404
Trade and other payables | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,932	3,984
Financial liabilities on funding arrangements | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,090	5,919
Other receivables | Loans and receivables
Disclosure of financial assets [line items]
Financial assets	3,600	342
Cash and cash equivalents | Loans and receivables
Disclosure of financial assets [line items]
Financial assets	£ 20,102	£ 28,062